Retirement Benefit and Other Post-retirement Obligations - Summary of Liquidity Profile of UK Group Plan Assets (Detail) - UK Group plan [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Later than 3 months [member]
Disclosure of liquidity profile [line items]
Liquidity percentage of plan asset	49.00%	61.00%
Not later than 1 month [member]
Disclosure of liquidity profile [line items]
Liquidity percentage of plan asset	51.00%	39.00%